Shareholders' Equity - Additional Information (Details) - Ordinary Shares - Private Placement - shares	1 Months Ended	9 Months Ended
	Mar. 31, 2022	Sep. 30, 2022
Third Parties
Class Of Stock [Line Items]
Issuance of ordinary shares		304,705,874
Class B Ordinary Shares | Baidu
Class Of Stock [Line Items]
Issuance of ordinary shares	164,705,882	164,705,882
Class A Ordinary Shares | Third Parties
Class Of Stock [Line Items]
Issuance of ordinary shares	304,705,874